CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Feb. 28, 2022 USD ($)	Feb. 28, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 1,638,189	$ 3,242,953
Restricted cash-current	755,646	1,758,937
Short-term investments	1,070,535	2,694,555
Inventory	21,830	38,675
Amounts due from related parties-current	919	2,964
Income tax receivables	19,504	15,641
Prepaid expenses and other current assets	122,753	403,110
Total current assets	3,629,376	8,156,835
Restricted cash-non-current	287,951	16,094
Property and equipment, net	281,226	511,415
Deferred tax assets	6,747	317,189
Rental deposits	10,770	102,555
Intangible assets, net	1,696	66,041
Land use rights, net	217,708	216,702
Goodwill		454,413
Long-term investments	414,487	667,636
Amounts due from related parties-non-current	77
Long-term prepayments and other non-current assets	5,418	57,694
Operating lease right-of-use assets	227,072	1,545,735
Total assets	5,082,528	12,112,309
Current liabilities
Accounts payable (including accounts payable of the consolidated VIEs without recourse to TAL Education Group of $334,579 and $84,188 as of February 28, 2021 and 2022, respectively)	89,838	353,778
Deferred revenue-current (including deferred revenue-current of the consolidated VIEs without recourse to TAL Education Group of $1,328,473 and $182,337 as of February 28, 2021 and 2022, respectively)	187,718	1,387,493
Amounts due to related parties-current (including amounts due to related parties-current of the consolidated VIEs without recourse to TAL Education Group of $3,396 and $173 as of February 28, 2021 and 2022, respectively)	205	3,488
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to TAL Education Group of $750,204 and $409,924 as of February 28, 2021 and 2022, respectively)	509,461	911,283
Income tax payable (including income tax payable of the consolidated VIEs without recourse to TAL Education Group of $51,037 and $35,158 as of February 28, 2021 and 2022, respectively)	49,257	65,138
Current portion of long-term debt (including current portion of long-term debt of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 28, 2021 and 2022, respectively)		270,000
Operating lease liabilities, current portion (including operating lease liabilities, current portion of the consolidated VIEs without recourse to TAL Education Group of $349,547 and $53,608 as of February 28, 2021 and 2022, respectively)	66,105	382,671
Total current liabilities	902,584	3,373,851
Deferred revenue-non-current (including deferred revenue-non-current of the consolidated VIEs without recourse to TAL Education Group of $30,005 and $14 as of February 28, 2021 and 2022, respectively)	14	30,005
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to TAL Education Group of $10,109 and $992 as of February 28, 2021 and 2022, respectively)	1,680	10,333
Bond payable (including bond payable of the consolidated VIEs without recourse to TAL Education Group of nil and nil as of February 28, 2021 and 2022, respectively)		2,300,000
Operating lease liabilities, non-current portion (including operating lease liabilities, non-current portion of the consolidated VIEs without recourse to TAL Education Group of $1,123,508 and $163,163 as of February 28, 2021 and 2022, respectively)	175,988	1,193,564
Total liabilities	1,080,266	6,907,753
Commitments and contingencies (Note 21)
Mezzanine equity
Redeemable noncontrolling interests		1,775
Equity
Additional paid-in capital	4,358,265	4,369,125
Statutory reserve	154,362	121,285
Retained earnings/(accumulated deficit)	(544,309)	624,883
Accumulated other comprehensive income	61,617	86,321
Total TAL Education Group shareholders' equity	4,030,151	5,201,829
Noncontrolling interests	(27,889)	952
Total equity	4,002,262	5,202,781
Total liabilities, mezzanine equity and equity	5,082,528	12,112,309
Common Class A
Equity
Common shares	167	148
Common Class B
Equity
Common shares	$ 49	$ 67